CONSOLIDATED STATEMENTS OF LOSS (PROFIT) AND COMPREHENSIVE LOSS (PROFIT) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Salaries, benefits and directors fees	CAD 3,993,277	CAD 3,021,957
Office and administrative	1,502,988	1,214,072
Professional fees	1,725,921	1,007,338
Travel	639,559	506,365
Depreciation	758,063	626,964
Share-based payments	9,183,667	8,100,213
Impairment of exploration and evaluation assets	87,749	964,858
Finance income	(1,305,784)	(466,505)
Mark to market loss (gain) on convertible debentures	27,522,985	(3,311,719)
Interest expense	8,693,847	3,487,001
Convertible debenture issuance costs	2,811,146	4,052,398
Foreign exchange loss (gain)	1,225,599	(2,407,000)
Business acquisition costs of subsidiary	0	565,079
Employee relocation and other costs	0	94,868
Loss on disposal of equipment	24,905	0
Loss (profit) from operations	56,863,922	17,455,889
Deferred income tax expense	(33,312)	75,776
Loss (profit) and comprehensive loss (profit) for the year	56,830,610	17,531,665
Loss (profit) and comprehensive loss (profit) attributable to:
Shareholders of NexGen Energy Ltd.	56,038,329	16,893,468
Non-controlling interests in IsoEnergy Ltd.	792,281	638,197
Loss (profit) and comprehensive loss (profit) for the year	CAD 56,830,610	CAD 17,531,665
Loss (profit) per common share attributable to the Companys common shareholders basic and diluted	CAD 0.17	CAD 0.06
Weighted average number of common shares outstanding basic and diluted	321,921,938	300,298,973